STOCKHOLDERS EQUITY (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Nov. 02, 2022	May 03, 2022	Mar. 09, 2022	Oct. 31, 2022	Oct. 21, 2022	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2021
Common stock share authorized						450,000,000		450,000,000	450,000,000
Common stock share issue for available						13,385,047		13,385,047	13,318,642
Prefereed stock share authorized						20,001,000			20,001,000
Common stock share issued					$ 0.50	$ 66,405
Equity Incentive Plan [Member]
Common stock share authorized						3,000,000.0
Common stock share issue for available						3,000,000.0
Non Qualified Stock Warrants [Member]
Purchase of common stock							3,000,000
Exercise price							$ 0.60
Series A Preferred Stock [Member]
Prefereed stock share authorized						1,000
Prefereed stock share issued						1,000
Common Stock Issued Related Party Four [Member]
Restricted stock issued price	$ 0.50	$ 0.50
Issued of restricted share for cash	$ 5,000				$ 5,000
Issued of restricted share	10,000				10,000
Issued of common stock for conversion of debt				8,281	10,124
Issued of common stock conversion rate				$ 0.50	$ 0.50
Issued of common stock for conversion of debt for cash				$ 4,140	$ 5,062
Common Stock Issued Third Party [Member]
Restricted stock issued price		$ 0.50	$ 0.50
Issued of restricted share for cash		$ 4,000	$ 10,000
Issued of restricted share		8,000	20,000